UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET MUNICIPAL MONEY MARKET
FUND

FORM N-Q
DECEMBER 31, 2010

Schedule of investments (unaudited)	December 31, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

SHORT-TERM INVESTMENTS — 100.2%

Alabama — 0.1%

Mobile, AL, Downtown Redevelopment Authority Revenue, Austal USA LLC Project, LOC-Westpac Banking Corp.	0.320%	9/1/39	$ 7,000,000	$ 7,000,000	(a)(b)

Alaska — 0.7%

Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Community Hospital Foundation Inc., LOC-Bank of Montreal	0.330%	4/1/29	11,500,000	11,500,000	(a)(b)
Alaska State Housing Finance Corp., Governmental Purpose	0.290%	12/1/30	21,555,000	21,555,000	(a)(b)
Alaska State International Airports Revenue, LOC-State Street Bank &Trust Co.	0.320%	10/1/30	7,500,000	7,500,000	(a)(b)(c)

Total Alaska				40,555,000

Arizona — 1.6%

Ak-Chin Indian Community Revenue, AZ, LOC-Bank of America N.A.	0.410%	4/1/23	3,055,000	3,055,000	(a)(b)
Arizona Health Facilities Authority Revenue:
Banner Health System, LOC-JPMorgan Chase	0.350%	1/1/29	15,900,000	15,900,000	(a)(b)
Banner Health System, LOC-U.S. Bank N.A.	0.320%	1/1/29	49,190,000	49,190,000	(a)(b)
Phoenix, AZ, IDA Revenue, Southwestern College Phoenix, LOC-Comerica Bank	0.450%	7/1/33	3,245,000	3,245,000	(a)(b)
Tempe, AZ, Transportation Excise Tax Revenue:
SPA-Royal Bank of Canada	0.320%	7/1/36	9,260,000	9,260,000	(a)(b)
SPA-Royal Bank of Canada	0.320%	7/1/37	9,225,000	9,225,000	(a)(b)
Yavapai County, AZ, IDA, Hospital Facility Revenue, Refunding, Yavapai Regional Medical Center, LOC-UBS AG	0.340%	8/1/27	2,200,000	2,200,000	(a)(b)

Total Arizona				92,075,000

California — 6.0%

ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
Schools of the Sacred Heart of San Francisco, LOC-Bank of America N.A.	0.390%	6/1/30	2,100,000	2,100,000	(a)(b)
Valley Christian Schools, LOC-Bank of America N.A.	0.310%	11/1/32	300,000	300,000	(a)(b)
Affordable Housing Agency, CA, Multi-Family Revenue, Westridge Hilltop, FNMA, LIQ-FNMA	0.300%	9/15/33	600,000	600,000	(a)(b)
California EFA Revenue, Chapman University, LOC-Bank of America N.A.	0.350%	10/1/26	1,925,000	1,925,000	(a)(b)
California EFA, TECP, Stanford University	0.460%	3/16/11	7,000,000	7,000,000
California Health Facilities Finance Authority Revenue, Stanford Hospital	0.320%	11/15/45	6,600,000	6,600,000	(a)(b)
California Health Facilities Financing Authority Revenue, Children’s Hospital of Orange County, LOC-U.S. Bank N.A.	0.320%	11/1/38	25,500,000	25,500,000	(a)(b)
California Health Facilities Financing Authority, TECP	0.350%	1/11/11	28,000,000	28,000,000
California Infrastructure & Economic Development Bank Revenue:
Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A.	0.220%	12/1/16	2,400,000	2,400,000	(a)(b)
Rand Corp., LOC-Bank of America N.A.	0.310%	4/1/42	100,000	100,000	(a)(b)
Santa Barbara Center for Performing Arts Inc., LOC-Bank of America N.A.	0.400%	12/1/38	2,720,000	2,720,000	(a)(b)
California State, GO:
Kindergarten, LOC-Citibank N.A.	0.290%	5/1/34	5,100,000	5,100,000	(a)(b)
LOC-Bank of Montreal	0.290%	5/1/33	1,550,000	1,550,000	(a)(b)
California Statewide CDA Revenue:

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	December 31, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

American Baptist Homes West, LOC-LaSalle Bank N.A.	0.300%	10/1/36	$ 1,000,000	$ 1,000,000	(a)(b)
Kaiser Permanente	0.310%	5/1/33	3,635,000	3,635,000	(a)(b)
Kaiser Permanente	0.310%	4/1/45	34,900,000	34,900,000	(a)(b)
California Statewide CDA, TECP:
Kaiser Permanente	0.320%	1/20/11	17,200,000	17,200,000
Kaiser Permanente	0.360%	2/9/11	23,500,000	23,500,000
Coachella Valley, CA, USD, COP, 2006 School Financing Project, AGM, SPA-Dexia Credit Local	0.380%	9/1/36	4,000,000	4,000,000	(a)(b)
Concord, CA, MFH Revenue, Maplewood & Golden Glen, LOC-Citibank N.A.	0.370%	12/1/30	1,485,000	1,485,000	(a)(b)(c)
East Bay, CA, MUD Water Systems Revenue	0.340%	3/1/11	12,655,000	12,655,000	(d)
Eastern Municipal Water District, Water & Sewer Revenue, COP, SPA-Wells Fargo Bank N.A.	0.340%	7/1/35	20,000,000	20,000,000	(a)(b)
Hemet, CA, MFH Revenue, Sunwest Retirement, LIQ-FHLMC	0.300%	1/1/25	500,000	500,000	(a)(b)
Los Angeles, CA, Community RDA, MFH Revenue, Grand Promenade Project, FHLMC	0.320%	4/1/32	900,000	900,000	(a)(b)
Los Angeles, CA, Department of Water & Power:
Subordinated, SPA-Bank of America N.A.	0.270%	7/1/34	1,100,000	1,100,000	(a)(b)
Subordinated, SPA-Bank of America N.A.	0.340%	7/1/34	2,900,000	2,900,000	(a)(b)
M-S-R Public Power Agency, San Juan Project Revenue, LOC-Dexia Credit Local	0.320%	7/1/22	5,800,000	5,800,000	(a)(b)
Metropolitan Water District of Southern California	0.390%	1/6/12	11,785,000	11,785,000	(d)
Metropolitan Water District of Southern California, SPA-BNP Paribas	0.250%	7/1/35	7,100,000	7,100,000	(a)(b)
Metropolitan Water District of Southern California, Waterworks Revenue, SPA-Lloyds TSB Bank PLC	0.290%	7/1/36	500,000	500,000	(a)(b)
Modesto, CA, Water Revenue, COP, AGM, SPA-Bank of America N.A.	0.390%	10/1/36	5,990,000	5,990,000	(a)(b)
Orange County, CA, Apartment Development Revenue, WLCO LF Partners, LIQ-FNMA	0.290%	11/15/28	8,900,000	8,900,000	(a)(b)
Orange County, CA, Sanitation Districts, COP, SPA-Dexia Public Finance Bank	0.310%	8/1/30	23,000,000	23,000,000	(a)(b)
Orange County, CA, TECP, LOC-Dexia Credit Local	0.370%	2/8/11	8,200,000	8,200,000
Pasadena, CA, CDC, MFH Revenue, Holly Street Apartments, FNMA-Collateralized	0.360%	12/15/33	600,000	600,000	(a)(b)(c)
Riverside County, CA, Teeter Obligation, TECP, LOC-Bank of Nova Scotia	0.310%	2/10/11	17,800,000	17,800,000
San Diego County, CA, Regional Transportation, Sales Tax Revenue, TECP, LOC-Dexia Credit Local	0.370%	2/8/11	8,700,000	8,700,000
San Diego County, CA, Water Authority, TECP	0.370%	2/8/11	22,800,000	22,800,000
Turlock, CA, COP, Capital Improvement & Refunding Project, LOC-Societe Generale	0.270%	1/1/31	7,600,000	7,600,000	(a)(b)
West Basin, CA, Municipal Water District Revenue, COP, SPA-Dexia Credit Local	0.330%	8/1/21	6,300,000	6,300,000	(a)(b)

Total California				342,745,000

Colorado — 2.3%

Colorado Educational & Cultural Facilities Authority Revenue:

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	December 31, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Colorado — continued
National Jewish Federation Bond Program, LOC-Bank of America	0.290%	9/1/33	$ 3,080,000	$ 3,080,000	(a)(b)
National Jewish Federation Bond Program, LOC-Bank of America N.A.	0.290%	8/1/27	3,305,000	3,305,000	(a)(b)
National Jewish Federation of Greater Philadelphia, LOC-Bank of America N.A.	0.400%	5/1/38	6,785,000	6,785,000	(a)(b)
YMCA Rockies Project, LOC-Bank of America N.A.	0.400%	10/1/38	5,900,000	5,900,000	(a)(b)
Colorado HFA Revenue:
Multi-Family Project, SPA-FHLB	0.370%	10/1/22	4,200,000	4,200,000	(a)(b)(c)
Multi-Family Project, SPA-FHLB	0.350%	10/1/30	900,000	900,000	(a)(b)
Multi-Family, SPA-FHLB	0.330%	4/1/43	7,520,000	7,520,000	(a)(b)(c)
Multi-Family, SPA-FHLB	0.350%	4/1/45	10,785,000	10,785,000	(a)(b)(c)
Colorado Housing & Finance Authority, Single Family, SPA-Barclays Bank PLC	0.300%	5/1/34	40,450,000	40,450,000	(a)(b)
Colorado Springs, CO, Utilities Revenue, Subordinated, Lien Improvement, SPA-Dexia Credit Local	0.420%	11/1/25	13,800,000	13,800,000	(a)(b)
Denver, CO, City & County, COP:
SPA-JPMorgan Chase	0.280%	12/1/29	2,570,000	2,570,000	(a)(b)
SPA-JPMorgan Chase	0.280%	12/1/31	10,215,000	10,215,000	(a)(b)
Denver, CO, Urban Renewal Authority Tax Increment Revenue, Stapleton, LOC-U.S. Bank N.A.	0.340%	12/1/25	9,575,000	9,575,000	(a)(b)
University of Colorado Hospital Authority Revenue, AGM, SPA-Wells Fargo Bank N.A.	0.380%	11/15/33	13,960,000	13,960,000	(a)(b)

Total Colorado				133,045,000

Connecticut — 0.6%

Capital City EDA, Parking & Energy Fee Revenue, SPA-Bank of America	0.420%	6/15/34	10,200,000	10,200,000	(a)(b)
Connecticut State HEFA Revenue:
Covenant Retirement, LOC-LaSalle Bank N.A.	0.300%	12/1/29	2,600,000	2,600,000	(a)(b)
Greenwich Hospital, LOC-Bank of America N.A.	0.320%	7/1/26	1,200,000	1,200,000	(a)(b)
Hospital of Central Connecticut, LOC-Bank of America N.A.	0.320%	7/1/24	600,000	600,000	(a)(b)
Hotchkiss School, SPA-U.S. Bank N.A.	0.300%	7/1/30	300,000	300,000	(a)(b)
YMCA of Metropolitan Hartford Inc., LOC-Bank of America N.A.	0.350%	7/1/38	5,100,000	5,100,000	(a)(b)
Connecticut State HFA:
Housing Mortgage Finance Program, SPA-Bank of America N.A.	0.370%	5/15/39	2,000,000	2,000,000	(a)(b)(c)
Housing Mortgage Finance Program, SPA-FHLB	0.330%	5/15/31	3,200,000	3,200,000	(a)(b)(c)
Hartford, CT, GO, BAN	2.500%	4/14/11	7,900,000	7,943,928
New Canaan, CT, Housing Authority Revenue, Village at Waveny Care Center Inc., LOC-Bank of America N.A.	0.310%	1/1/22	2,700,000	2,700,000	(a)(b)

Total Connecticut				35,843,928

Delaware — 0.2%

Delaware State Health Facilities Authority Revenue, Bayhealth Medical Center Inc., LOC-PNC Bank N.A.	0.320%	7/1/39	4,945,000	4,945,000	(a)(b)
University of Delaware Revenue, SPA-Bank of America N.A.	0.310%	11/1/34	5,900,000	5,900,000	(a)(b)

Total Delaware				10,845,000

District of Columbia — 1.5%

District of Columbia Enterprise Zone Revenue, Crowell and Moring LLP Project, LOC-Wells Fargo Bank N.A.	0.500%	1/1/13	2,600,000	2,600,000	(a)(b)(c)
District of Columbia Revenue:

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	December 31, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

District of Colombia — continued
American Legacy Foundation	0.330%	12/1/43	$ 8,000,000	$ 8,000,000	(a)(b)
American Sociological Association, LOC-PNC Bank N.A.	0.330%	12/1/37	5,015,000	5,015,000	(a)(b)
George Washington University, LOC-Bank of America N.A.	0.350%	9/15/29	12,350,000	12,350,000	(a)(b)
Henry J. Kaiser Foundation, SPA-JPMorgan Chase	0.340%	7/1/41	14,000,000	14,000,000	(a)(b)
Jesuit Conference, LOC-PNC Bank	0.330%	10/1/37	4,685,000	4,685,000	(a)(b)
The Pew Charitable Trusts, LOC-PNC Bank N.A.	0.320%	4/1/38	2,100,000	2,100,000	(a)(b)
Vestry Rock Creek Parish, LOC-PNC Bank N.A.	0.330%	11/1/37	7,585,000	7,585,000	(a)(b)
Washington Center For Internships and Academic Seminars, LOC-Branch Banking & Trust	0.350%	2/1/48	7,100,000	7,100,000	(a)(b)
District of Columbia University Revenue, Georgetown University, LOC-TD Bank N.A.	0.280%	4/1/24	8,550,000	8,550,000	(a)(b)
Metropolitan Washington, DC, Airports Authority, AGM, SPA-Dexia Credit Local	0.450%	10/1/21	11,950,000	11,950,000	(a)(b)(c)

Total District of Columbia				83,935,000

Florida — 6.7%

Alachua County, FL, HFA Continuing Care, Oak Hammock University Project, Series A, LOC-Bank of Scotland	0.340%	10/1/32	1,370,000	1,370,000	(a)(b)
Broward County, FL, HFA, MFH, Sawgrass Pines Apartments Project, LOC-GE Capital Corp.	0.420%	11/1/23	1,000,000	1,000,000	(a)(b)(c)
Collier County, FL, Health Facilities Authority Revenue, Moorings Inc. Project, LOC-Wells Fargo N.A.	0.310%	5/1/38	17,920,000	17,920,000	(a)(b)
Florida Housing Finance Corp., Multi-Family Mortgage Revenue, Mariners Cay Apartments, FNMA, LIQ-FNMA	0.320%	12/15/41	1,360,000	1,360,000	(a)(b)
Florida Municipal Loan Council, TECP	0.340%	1/27/11	7,150,000	7,150,000
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health System, LOC-PNC Bank N.A.	0.320%	11/15/12	3,865,000	3,865,000	(a)(b)
Adventist Health System, LOC-Wells Fargo Bank N.A.	0.300%	11/15/35	16,200,000	16,200,000	(a)(b)
Hillsborough County, FL, School Board COP, Master Lease, NATL, LOC-Wells Fargo Bank N.A.	0.280%	7/1/30	38,040,000	38,040,000	(a)(b)
Jacksonville, FL, Economic Development Commission Health Care Facilities Revenue, Refunding-Methodist Medical Center, TD Bank N.A.	0.260%	10/1/15	7,900,000	7,900,000	(a)(b)
Jacksonville, FL, Electric Authority, TECP	0.330%	1/5/11	35,000,000	35,000,000
Jacksonville, FL, Health Facilities Authority Hospital Revenue:
LOC-Bank of America N.A.	0.300%	8/15/33	3,300,000	3,300,000	(a)(b)
Southern Baptist Hospital, LOC-Wells Fargo Bank N.A.	0.280%	8/15/27	35,000	35,000	(a)(b)
JEA District, FL, Energy System Revenue, LOC-State Street Bank & Trust Co.	0.300%	10/1/34	14,130,000	14,130,000	(a)(b)
JEA, FL, Electric System Revenue, SPA-JPMorgan Chase	0.300%	10/1/34	5,600,000	5,600,000	(a)(b)
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Miami Children’s Hospital Project, NATL, LOC-Wells Fargo Bank N.A.	0.330%	8/1/34	4,350,000	4,350,000	(a)(b)
Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Revenue, LOC-Wells Fargo Bank N.A.	0.330%	10/1/48	26,000,000	26,000,000	(a)(b)
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.300%	1/15/27	25,800,000	25,800,000	(a)(b)
Orange County, FL, Health Facilities Authority Revenue:

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	December 31, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Florida — continued
Adventist Sunbelt Health System, LOC- SunTrust Bank	0.300%	11/15/26	$23,780,000	$23,780,000	(a)(b)
Nemours Foundation, LOC-Bank of America N.A.	0.350%	1/1/39	13,300,000	13,300,000	(a)(b)
Orlando Regional Healthcare, AGM, SPA-Dexia Credit Local	0.400%	10/1/41	24,850,000	24,850,000	(a)(b)
Orlando, FL, Utilities Commission, Utility System Revenue, SPA-Banco Bilbao Vizcaya	0.500%	10/1/33	4,800,000	4,800,000	(a)(b)
Palm Beach County, FL, HFA, MFH Revenue, Palm Gardens Apartments Project, LOC-Citibank N.A.	0.410%	9/15/44	3,010,000	3,010,000	(a)(b)(c)
Palm Beach County, FL, Revenue, Raymond F. Kravis Center Project, LOC-Northern Trust Co.	0.330%	7/1/32	4,590,000	4,590,000	(a)(b)
Pasco County, FL, IDA, Leveredge Project, LOC-RBC Centura Bank	0.440%	5/1/27	8,130,000	8,130,000	(a)(b)(c)
Pinellas County, FL, Health Facilities Authority Revenue:
Baycare Health System, LOC-Northern Trust Co.	0.330%	11/1/38	10,000,000	10,000,000	(a)(b)
Health Systems Baycare, AGM, SPA-Morgan Stanley	0.390%	11/15/33	31,315,000	31,315,000	(a)(b)
Sarasota County, FL, Health Facility Authority Revenue, Bay Village Project, LOC-Bank of America N.A.	0.450%	12/1/23	5,700,000	5,700,000	(a)(b)(e)
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, LOC-Northern Trust Co.	0.260%	7/1/37	34,600,000	34,600,000	(a)(b)
Sunshine State, FL, Governmental Financing Commission Revenue, LOC-Dexia Credit Local	0.400%	7/1/16	1,695,000	1,695,000	(a)(b)
Tohopekaliga, FL, Water Authority Utility System Revenue, LOC-Landesbank Hessen-Thuringen	0.350%	10/1/36	7,100,000	7,100,000	(a)(b)

Total Florida				381,890,000

Georgia — 2.2%

Athens-Clarke County, GA, Unified Government Development Authority Revenue, University of Georgia Athletic Association Project, LOC-Bank of America N.A.	0.360%	8/1/33	1,000,000	1,000,000	(a)(b)
Atlanta, GA, Development Authority Revenue, Georgia Aquarium Inc. Project, LOC-SunTrust Bank & FHLB	0.320%	10/1/33	11,250,000	11,250,000	(a)(b)
Carroll County, GA, Development Authority Revenue, Royal Metal Productions Inc. Project, LOC-Branch Banking & Trust	0.430%	1/1/27	3,380,000	3,380,000	(a)(b)(c)
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System Inc., LOC-Bank of America N.A.	0.340%	4/1/40	10,000,000	10,000,000	(a)(b)
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank N.A.	0.500%	4/1/32	4,770,000	4,770,000	(a)(b)(c)
De Kalb County, GA, Housing Authority, MFH Revenue, Friendly Heights LP, LOC-FHLMC	0.380%	5/1/34	6,860,000	6,860,000	(a)(b)(c)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.400%	12/1/27	1,635,000	1,635,000	(a)(b)(c)
Floyd County, GA, Development Authority Revenue:
Berry College Inc. Project, LOC-FHLB, SunTrust Bank	0.320%	3/1/24	16,700,000	16,700,000	(a)(b)
Berry College Inc., LOC-FHLB, SunTrust Bank	0.320%	6/1/38	6,295,000	6,295,000	(a)(b)
Fulton County, GA, Development Authority Revenue:
Children’s Health Care of Atlanta Foundation Inc., SPA-Landesbank Hessen-Thuringen	0.330%	7/1/42	7,135,000	7,135,000	(a)(b)
Doris & Weber School Project, LOC-Branch Banking & Trust	0.350%	12/1/30	2,125,000	2,125,000	(a)(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	December 31, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Georgia — continued
Lovett School Project, LOC-FHLB, SunTrust Bank	0.320%	5/1/27	$800,000	$800,000	(a)(b)
Shepherd Center Inc., LOC-FHLB, SunTrust Bank	0.320%	9/1/35	3,325,000	3,325,000	(a)(b)
Woodward Academy Inc., LOC-FHLB, SunTrust Bank	0.320%	8/1/31	8,600,000	8,600,000	(a)(b)
Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facility, Lanier Village Estates Inc., Radian, LOC-Bank of America N.A., SPA-LaSalle Bank N.A.	0.260%	11/15/33	7,600,000	7,600,000	(a)(b)
Georgia State, GO, SPA-Dexia Credit Local	0.330%	12/1/26	300,000	300,000	(a)(b)
Greene County, GA, Development Authority Sewer Facilities Revenue, Carey Station Welfare LLC Project, LOC-Wells Fargo Bank N.A.	0.500%	9/1/24	3,930,000	3,930,000	(a)(b)(c)
Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC-Branch Banking & Trust	0.430%	11/1/20	8,675,000	8,675,000	(a)(b)(c)
Kennesaw, GA, Development Authority, MFH Revenue, Walton Ridenour Apartments LP, LOC-FHLB, SunTrust Bank	0.370%	4/1/37	4,800,000	4,800,000	(a)(b)(c)
Municipal Electric Authority, GA, Project One, Subordinated, AGM, SPA-Dexia Credit Local	0.410%	1/1/26	900,000	900,000	(a)(b)
Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch Banking & Trust	0.350%	5/1/32	4,770,000	4,770,000	(a)(b)
Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc. Project, LOC-Branch Banking & Trust	0.430%	8/1/21	6,250,000	6,250,000	(a)(b)(c)
Thomasville, GA, Hospital Authority Revenue, Anticipation CTFS, John D Archbold Memorial Hospital, LOC-Branch Banking & Trust	0.350%	11/1/39	2,550,000	2,550,000	(a)(b)

Total Georgia				123,650,000

Hawaii — 0.0%

Hawaii Pacific Health Special Purpose Revenue, Department of Budget and Finance, Radian, LOC-Bank of Nova Scotia	0.330%	7/1/33	1,300,000	1,300,000	(a)(b)

Illinois — 4.2%

Bloomington, IL, Normal Airport Authority, SPA-Bank One N.A.	0.330%	1/1/23	3,300,000	3,300,000	(a)(b)
Chicago, IL, GO, Board of Education, AGM, SPA-Dexia Credit Local	0.350%	3/1/32	3,900,000	3,900,000	(a)(b)
Chicago, IL, Board of Education, GO, AGM, SPA-Dexia Public Finance Bank	0.440%	3/1/32	2,160,000	2,160,000	(a)(b)
Chicago, IL, MFH, Hyde Park Redevelopment Ltd. Project, LOC-Harris Trust and Savings Bank	0.420%	2/1/34	3,085,000	3,085,000	(a)(b)(c)
Chicago, IL, Midway Airport Revenue, LOC-Morgan Stanley Bank	0.370%	1/1/35	10,300,000	10,300,000	(a)(b)(c)
Chicago, IL, Sales Tax Revenue, SPA-JPMorgan Chase	0.280%	1/1/34	19,875,000	19,875,000	(a)(b)
Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York	0.390%	1/1/19	9,800,000	9,800,000	(a)(b)
Chicago, IL, Wastewater Transmission Revenue:
LOC-Bank of America N.A.	0.280%	1/1/39	17,800,000	17,800,000	(a)(b)
LOC-Harris N.A.	0.280%	1/1/39	19,415,000	19,415,000	(a)(b)
Chicago, IL, Water Revenue:
LOC-State Street Bank & Trust Co.	0.360%	11/1/31	3,180,000	3,180,000	(a)(b)
SPA-JPMorgan Chase	0.310%	11/1/30	9,700,000	9,700,000	(a)(b)
Cook County, IL, Catholic Theological University Project, LOC-Harris Trust and Savings Bank	0.390%	2/1/35	1,000,000	1,000,000	(a)(b)
Cook County, IL, IDR:

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	December 31, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Illinois — continued
Kenneth Properties Project, LOC-LaSalle Bank N.A.	0.550%	6/1/20	$1,250,000	$1,250,000	(a)(b)(c)
Little Lady Foods Inc. Project, LOC-LaSalle Bank N.A.	0.550%	7/1/21	1,325,000	1,325,000	(a)(b)(c)
Crestwood, IL, Revenue, Trinity Christian College, LOC-Fifth Third Bank	0.710%	12/1/42	7,025,000	7,025,000	(a)(b)
Illinois Development Finance Authority Revenue, Evanston Northwestern, SPA-JPMorgan Chase	0.260%	5/1/31	13,350,000	13,350,000	(a)(b)
Illinois DFA:
Carmel High School Project, LOC-LaSalle Bank	0.430%	7/1/38	2,000,000	2,000,000	(a)(b)
Chicago Educational Television Association, LOC-LaSalle Bank N.A.	0.330%	11/1/14	700,000	700,000	(a)(b)
Illinois Finance Authority Revenue:
Central Dupage, LIQ-JPMorgan Chase	0.280%	11/1/38	100,000	100,000	(a)(b)
Everest Academy of Lemont Inc., LOC-First Midwest Bank N.A., FHLB	0.430%	2/1/34	4,315,000	4,315,000	(a)(b)
Illinois College, LOC-U.S. Bank	0.340%	10/1/30	12,900,000	12,900,000	(a)(b)
Lake Forest Country Day School, LOC-Northern Trust Co.	0.390%	7/1/35	4,000,000	4,000,000	(a)(b)
Loyola Academy, LOC-JPMorgan Chase	0.390%	10/1/37	8,900,000	8,900,000	(a)(b)
Northwestern University	0.400%	3/1/11	6,100,000	6,100,000	(d)
Northwestern University	0.400%	3/1/11	4,500,000	4,500,000	(d)
OSF Healthcare System, LOC-Wells Fargo Bank N.A.	0.300%	11/15/24	335,000	335,000	(a)(b)
Provena Health, LOC-JPMorgan Chase	0.280%	8/15/44	4,100,000	4,100,000	(a)(b)
Provena Health, LOC-JPMorgan Chase	0.330%	8/15/44	10,500,000	10,500,000	(a)(b)
Provena Health, LOC-JPMorgan Chase	0.330%	8/15/44	3,000,000	3,000,000	(a)(b)
Resurrection Health, LOC-JPMorgan Chase	0.360%	5/15/35	10,975,000	10,975,000	(a)(b)
Uhlich Children’s Advantage, LOC-JPMorgan Chase	0.390%	5/1/36	4,605,000	4,605,000	(a)(b)
University of Chicago Medical Center, LOC-Bank of America N.A.	0.280%	8/1/43	4,800,000	4,800,000	(a)(b)
Wesleyan University, LOC-Northern Trust Co.	0.320%	9/1/23	4,500,000	4,500,000	(a)(b)
Illinois Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.390%	10/1/39	5,010,000	5,010,000	(a)(b)
Illinois Housing Development Authority, MFH Revenue, Galesburg Towers Associates II, LOC-Harris N.A.	0.500%	12/1/35	3,865,000	3,865,000	(a)(b)(c)
Illinois State Toll Highway Authority, Toll Highway Revenue, SPA-Dexia Credit Local	0.350%	7/1/30	1,300,000	1,300,000	(a)(b)
Libertyville, IL, Industrial Revenue, Fabrication Technologies, LOC-LaSalle Bank N.A.	0.550%	12/1/28	1,840,000	1,840,000	(a)(b)(c)
Lombard, IL, Revenue, National University Health Sciences Project, LOC-JPMorgan Chase	0.330%	6/1/36	180,000	180,000	(a)(b)
Peoria, IL, Multi-Family Revenue, Housing, Oak Woods Apartments Project, FNMA, LIQ-FNMA	0.360%	10/15/28	2,900,000	2,900,000	(a)(b)(c)
Savanna, IL, IDR, Metform LLC Project, LOC-Bank of America N.A.	0.390%	5/1/19	3,400,000	3,400,000	(a)(b)
Will County, IL, Revenue, University of St. Francis, LOC-Fifth Third Bank	0.710%	12/1/25	9,890,000	9,890,000	(a)(b)

Total Illinois				241,180,000

Indiana — 2.6%

Clarksville, IN, Revenue, Retirement Housing Foundation, LOC-KBC Bank N.V.	0.330%	9/1/17	4,115,000	4,115,000	(a)(b)
Fort Wayne, IN, Waterworks Utility Revenue, BAN	0.600%	2/10/11	2,500,000	2,500,000
Indiana Finance Authority Health System Revenue, Sisters of St. Francis Health Services Inc., LOC-JPMorgan Chase	0.310%	9/1/48	16,700,000	16,700,000	(a)(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	December 31, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Indiana — continued
Indiana Finance Authority Hospital Revenue, Clarian Health Partners Inc., LOC-Branch Banking & Trust	0.320%	3/1/33	$4,725,000	$4,725,000	(a)(b)
Indiana Health & Educational Facilities Financing Authority Revenue, Refunding, Community Village Hartsfield, LOC-Harris N.A.	0.290%	8/1/36	6,735,000	6,735,000	(a)(b)
Indiana State Finance Authority Revenue:
Lease Appropriation, SPA-Bank of Nova Scotia	0.290%	2/1/35	9,200,000	9,200,000	(a)(b)
Lease Appropriation, SPA-JPMorgan Chase	0.310%	2/1/35	8,600,000	8,600,000	(a)(b)
Lease Appropriation, SPA-JPMorgan Chase	0.280%	2/1/37	7,295,000	7,295,000	(a)(b)
Lease Appropriation, SPA-JPMorgan Chase	0.300%	2/1/37	11,425,000	11,425,000	(a)(b)
Marquette Project, LOC-Branch Banking & Trust	0.370%	3/1/39	6,785,000	6,785,000	(a)(b)
Indianapolis, IN, Local Public Improvement Bond Bank, Indianapolis Airport Project, AGM, SPA-Dexia Credit Local	0.420%	1/1/33	37,600,000	37,600,000	(a)(b)(c)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.350%	4/15/39	5,060,000	5,060,000	(a)(b)
Lawrenceburg, IN, PCR, Indiana Michigan Power Co. Project, LOC-Royal Bank of Scotland	0.380%	11/1/21	400,000	400,000	(a)(b)
St. Joseph County, IN, Educational Facilities Revenue, University of Notre Dame du Lac, SPA-Banco Bilbao Vizcaya	0.450%	3/1/38	24,300,000	24,300,000	(a)(b)

Total Indiana				145,440,000

Iowa — 0.6%

Grinnell, IA, Hospital Revenue, Grinnell Medical Center, LOC-U.S. Bank N.A.	0.330%	12/1/21	640,000	640,000	(a)(b)
Iowa Finance Authority, Health Facilities Revenue, Iowa Health System, LOC-JPMorgan Chase	0.280%	2/15/35	12,420,000	12,420,000	(a)(b)
Iowa Finance Authority, MFH Revenue:
SPA-Dexia Credit Local	0.480%	8/1/37	6,500,000	6,500,000	(a)(b)(c)
Windsor on the River LLC, LOC-Wells Fargo Bank N.A.	0.380%	5/1/42	7,000,000	7,000,000	(a)(b)(c)
Iowa Finance Authority, Single-Family Revenue, GNMA, FNMA, SPA-FHLB	0.340%	7/1/34	9,545,000	9,545,000	(a)(b)(c)

Total Iowa				36,105,000

Kansas — 0.1%

Prairie Village, KS, Multi-Family Revenue, Refunding, Corinth Place Apartments Project, FHLMC, LIQ-FHLMC	0.350%	11/1/30	4,500,000	4,500,000	(a)(b)

Kentucky — 0.8%

Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust	0.430%	5/1/27	6,775,000	6,775,000	(a)(b)(c)
Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project, LOC-Branch Banking & Trust	0.340%	4/1/36	6,900,000	6,900,000	(a)(b)
Breckinridge County, KY, Association of Counties Leasing Trust Lease Program Revenue, LOC-U.S. Bank	0.280%	2/1/32	6,670,000	6,670,000	(a)(b)
Georgetown, KY, Industrial Building Revenue, Refunding, Georgetown College Project, LOC-Fifth Third Bank	0.710%	11/15/29	10,340,000	10,340,000	(a)(b)
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue:
Baptist Healthcare System Inc., LOC-JPMorgan Chase	0.280%	8/15/38	5,400,000	5,400,000	(a)(b)
Baptist Healthcare System, LOC-Branch Banking & Trust	0.320%	8/15/38	9,000,000	9,000,000	(a)(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	December 31, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Kentucky — continued
Richmond, KY, League of Cities Funding Trust, Lease Program Revenue, LOC-U.S. Bank	0.330%	3/1/36	$680,000	$680,000	(a)(b)

Total Kentucky				45,765,000

Louisiana — 2.7%

East Baton Rouge Parish, LA, IDB Inc. Revenue, Exxon Mobil Corp.	0.230%	8/1/35	56,800,000	56,800,000	(a)(b)
Louisiana PFA Revenue:
C-Port LLC Project, LOC-Bank of America N.A.	0.410%	10/1/28	5,400,000	5,400,000	(a)(b)
Dynamic Fuels LLC Project, LOC-JPMorgan Chase	0.300%	10/1/33	39,085,000	39,085,000	(a)(b)
Tiger Athletic, LOC-Capital One N.A., FHLB	0.340%	9/2/39	32,740,000	32,740,000	(a)(b)
Louisiana PFA, Hospital Revenue, Franciscan Missionaries of our Lady Health System Inc., LOC-JPMorgan Chase	0.290%	7/1/28	7,045,000	7,045,000	(a)(b)
Louisiana State Offshore Terminal Authority, Deepwater Port Revenue:
Loop LLC Project, LOC-SunTrust Bank	0.750%	9/1/14	12,200,000	12,200,000	(a)(b)
Loop LLC Project, LOC-SunTrust Bank	0.820%	9/1/27	2,000,000	2,000,000	(a)(b)

Total Louisiana				155,270,000

Maine — 0.1%

Biddeford, ME, GO, BAN, AGM	1.000%	4/15/11	6,000,000	6,007,327

Maryland — 3.5%

Howard County, MD, Revenue, Glenelg Country School, LOC-PNC Bank N.A.	0.330%	7/1/26	2,900,000	2,900,000	(a)(b)
John Hopkins University, TECP	0.320%	2/8/11	13,720,000	13,720,000
Maryland Health & Higher EFA Revenue, University of Maryland Medical System, LOC-Wells Fargo Bank N.A.	0.300%	7/1/34	11,405,000	11,405,000	(a)(b)
Maryland Industrial Development Financing Authority, EDR, Paul Reed Smith Guitars, LOC-PNC Bank N.A.	0.380%	7/1/33	6,500,000	6,500,000	(a)(b)(c)
Maryland State Community Development Administration, Department of Housing & Community Development:
Residential, State Street Bank and Trust Co.	0.320%	9/1/35	1,300,000	1,300,000	(a)(b)(c)
SPA-State Street Bank & Trust Co.	0.320%	9/1/35	5,600,000	5,600,000	(a)(b)(c)
Maryland State Economic Development Corp. Revenue, Your Public Radio Corp. Project, LOC-PNC Bank	0.330%	11/15/22	3,635,000	3,635,000	(a)(b)
Maryland State Economic Development Corp., EDR, Academy of Sciences Project, LOC-Bank of America N.A.	0.540%	4/1/33	1,535,000	1,535,000	(a)(b)
Maryland State Health & Higher EFA Revenue:
Gaudenzia Foundation, LOC-PNC Bank	0.330%	7/1/28	2,295,000	2,295,000	(a)(b)
University of Maryland Medical System, LOC-PNC Bank N.A.	0.320%	7/1/41	10,000,000	10,000,000	(a)(b)
University of Maryland Medical System, LOC-SunTrust Bank	0.240%	7/1/41	8,800,000	8,800,000	(a)(b)
Maryland State Stadium Authority, Sports Facilities Lease Revenue:
Refunding, Football Stadium, SPA-Dexia Credit Local	0.390%	3/1/26	10,110,000	10,110,000	(a)(b)
SPA - Dexia Credit Local	0.400%	12/15/19	29,470,000	29,470,000	(a)(b)(c)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-FNMA, FHLMC	0.330%	7/1/36	8,745,000	8,745,000	(a)(b)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-FNMA, FHLMC	0.380%	7/1/36	13,005,000	13,005,000	(a)(b)(c)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	December 31, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Maryland — continued
Prince Georges County, MD, MFH, Allentowne Apartments Project, LOC-Wells Fargo Bank N.A.	0.360%	2/1/40	$13,900,000	$13,900,000	(a)(b)(c)
Washington County, MD, EDR, St. James School Project, LOC-PNC Bank NA	0.330%	11/1/29	3,100,000	3,100,000	(a)(b)
Washington Suburban Sanitation District, MD, GO:
BAN, SPA-Helaba	0.310%	6/1/23	45,100,000	45,100,000	(a)(b)
BAN, SPA-Landesbank Hessen-Thuringen	0.300%	6/1/23	10,000,000	10,000,000	(a)(b)

Total Maryland				201,120,000

Massachusetts — 3.1%

Malden, MA, GO, BAN	1.250%	4/29/11	12,700,000	12,728,493
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue:
LOC-Citibank N.A.	0.300%	1/1/37	5,000,000	5,000,000	(a)(b)
LOC-Wells Fargo Bank N.A.	0.300%	1/1/37	5,000,000	5,000,000	(a)(b)
Massachusetts State DFA, ISO New England Inc., LOC-Key Bank N.A.	0.290%	2/1/32	11,175,000	11,175,000	(a)(b)
Massachusetts State DFA Revenue:
Boston University, LOC-Citizens Bank, FHLB	0.290%	10/1/31	4,425,000	4,425,000	(a)(b)
Buckingham Browne and Nichols School, LOC-JPMorgan Chase	0.340%	6/1/36	700,000	700,000	(a)(b)
Judge Rotenburg Educational Center, LOC-Fleet National Bank, Bank of America N.A.	0.420%	6/1/23	470,000	470,000	(a)(b)
Marine Biological Laboratory, LOC-JPMorgan Chase	0.340%	10/1/36	2,735,000	2,735,000	(a)(b)
Notre Dame Health Care Center, LOC-KBC Bank NV	0.390%	10/1/29	4,180,000	4,180,000	(a)(b)
Phillips Academy, SPA-Bank of New York	0.310%	9/1/33	1,410,000	1,410,000	(a)(b)
Smith College, SPA-Bank of America N.A.	0.310%	7/1/37	1,600,000	1,600,000	(a)(b)
St. Mark’s School, LOC-Bank of America	0.320%	8/1/34	3,040,000	3,040,000	(a)(b)
Wentworth Institute of Technology, LOC-JPMorgan Chase	0.340%	10/1/33	2,620,000	2,620,000	(a)(b)
Massachusetts State HEFA, Partners Healthcare, SPA-Bank One N.A.	0.310%	7/1/38	20,560,000	20,560,000	(a)(b)
Massachusetts State HEFA Revenue:
Amherst College	0.290%	11/1/35	1,000,000	1,000,000	(a)(b)
Baystate Medical Center Inc., LOC-JPMorgan Chase	0.300%	7/1/44	1,700,000	1,700,000	(a)(b)
Capital Asset Program, LOC-Bank of America	0.310%	1/1/35	200,000	200,000	(a)(b)
Capital Asset Program, LOC-Bank of America	0.370%	7/1/39	115,000	115,000	(a)(b)
Children’s Hospital Corp., LOC-JPMorgan Chase	0.290%	10/1/49	100,000	100,000	(a)(b)
Great Brook Valley Health, LOC-TD Banknorth N.A.	0.320%	12/1/36	100,000	100,000	(a)(b)
Harvard University	0.260%	7/1/35	5,750,000	5,750,000	(a)(b)
Hebrew Rehabilitation Center for Aged, LOC-Bank of America N.A.	0.370%	7/1/17	8,015,000	8,015,000	(a)(b)
Massachusetts Institute of Technology	0.270%	7/1/31	200,000	200,000	(a)(b)
Museum of Fine Arts, SPA-Bank of America N.A.	0.300%	12/1/37	22,600,000	22,600,000	(a)(b)
Wellesley College	0.270%	7/1/22	1,100,000	1,100,000	(a)(b)
Wellesley College	0.240%	7/1/39	6,000,000	6,000,000	(a)(b)
Williams College	0.350%	8/1/14	5,350,000	5,350,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	0.310%	12/1/24	1,500,000	1,500,000	(a)(b)(e)
Massachusetts State Water Resources Authority:
Multi-Modal Subordinated, Refunding, LOC-Landesbank Hessen-Thuringen	0.330%	8/1/20	1,000,000	1,000,000	(a)(b)
SPA-Dexia Credit Local	0.320%	8/1/37	200,000	200,000	(a)(b)
Massachusetts State, GO:

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	December 31, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Massachusetts — continued
Central Artery, SPA-State Street Bank & Trust Co.	0.280%	12/1/30	$32,930,000	$32,930,000	(a)(b)
Refunding, SPA-Landesbank Hessen-Thuringen	0.350%	1/1/21	1,400,000	1,400,000	(a)(b)
SPA-Landesbank Hessen-Thuringen	0.330%	8/1/15	100,000	100,000	(a)(b)
Quincy, MA, GO, BAN	1.250%	1/28/11	11,400,000	11,406,217

Total Massachusetts				176,409,710

Michigan — 1.8%

Michigan Higher Education Facilities Authority, Ltd. Obligation University Detroit, LOC-JP Morgan Chase Bank	0.290%	11/1/36	100,000	100,000	(a)(b)
Michigan State HDA, AGM, LIQ-Dexia Credit Local	0.600%	6/1/30	610,000	610,000	(a)(b)(c)
Michigan State Hospital Finance Authority Revenue:
Ltd. Obligation Radiation, LOC-Fifth Third Bank	0.710%	2/1/22	5,990,000	5,990,000	(a)(b)
Trinity Health Credit, SPA-Bank of Nova Scotia	0.300%	11/1/18	19,575,000	19,575,000	(a)(b)
Michigan State Housing Development Authority:
LOC-FNMA, FHLMC	0.330%	6/1/30	11,600,000	11,600,000	(a)(b)
SPA-KBC Bank N.V.	0.370%	12/1/38	30,000,000	30,000,000	(a)(b)(c)
Michigan State Strategic Fund Limited Obligation Revenue, Transnav Technologies Inc., LOC-LaSalle Bank Midwest	0.500%	12/1/27	3,955,000	3,955,000	(a)(b)(c)
Michigan State Strategic Fund Ltd. Obligation Revenue, Wedgwood Christian Service Project, LOC-Bank of America N.A.	0.330%	12/1/38	6,000,000	6,000,000	(a)(b)
Milan, MI, Area Schools, GO, Refunding, Q-SBLF, LOC-Landesbank Hessen-Thuringen	0.350%	5/1/30	2,765,000	2,765,000	(a)(b)
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Detroit Skating Club Inc., LOC-Fifth Third Bank	0.710%	12/1/25	3,100,000	3,100,000	(a)(b)
University of Michigan Revenue	0.280%	12/1/24	7,500,000	7,500,000	(a)(b)
University of Michigan Revenue:
Hospital	0.280%	12/1/35	8,800,000	8,800,000	(a)(b)
Hospital	0.280%	12/1/37	2,155,000	2,155,000	(a)(b)
SPA-U.S. Bank N.A.	0.260%	4/1/38	1,200,000	1,200,000	(a)(b)

Total Michigan				103,350,000

Minnesota — 1.7%

Minnesota State Higher Education Facilities Authority Revenue, Carleton College, SPA-Wells Fargo Bank N.A.	0.320%	11/1/29	11,900,000	11,900,000	(a)(b)
Minnesota State Housing Finance Agency:
Residential Housing Finance, SPA-Lloyds TSB Bank PLC	0.350%	1/1/36	31,845,000	31,845,000	(a)(b)(c)
Residential Housing, GO of Agency, SPA-Lloyds TSB Bank PLC	0.340%	1/1/36	30,875,000	30,875,000	(a)(b)(c)
Regents of The University of Minnesota, TECP	0.300%	1/10/11	11,313,000	11,313,000
Regents of The University of Minnesota, TECP	0.300%	1/10/11	4,585,000	4,585,000
Rochester, MN, Health Care Facilities Revenue, Mayo Foundation, SPA-Bank of America N.A.	0.300%	8/15/32	9,160,000	9,160,000	(a)(b)

Total Minnesota				99,678,000

Mississippi — 1.6%

Mississippi Business Finance Corp., Chrome Deposit Corp. Project, LOC-PNC Bank N.A.	0.330%	3/1/17	4,445,000	4,445,000	(a)(b)
Mississippi Business Finance Corp., Gulf Opportunity Zone, SG Resources Mississippi LLC, LOC-FHLB, SunTrust Bank	0.320%	5/1/32	36,000,000	36,000,000	(a)(b)
Mississippi Business Finance Corp., Gulf Opportunity Zone, Revenue, Petal Gas Storage LLC, LOC-SunTrust Bank	0.330%	8/1/34	10,000,000	10,000,000	(a)(b)
Mississippi Business Finance Corp., IDR, Central Mississippi Banking Co. LLP, LOC-Bank of America N.A.	0.500%	11/1/25	685,000	685,000	(a)(b)(c)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	December 31, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Mississippi — continued
Mississippi Development Bank, Special Obligation, Harrison, AGM, SPA-Dexia Credit Local	0.480%	7/1/33	$41,000,000	$41,000,000	(a)(b)

Total Mississippi				92,130,000

Missouri — 1.5%

Florissant, MO, IDA Revenue, Retirement Housing Foundation, LOC-KBC Bank NV	0.330%	9/1/28	6,800,000	6,800,000	(a)(b)
Kansas City, MO, IDA Revenue, Ewing Marion Kauffman	0.330%	4/1/27	5,450,000	5,450,000	(a)(b)
Missouri Development Finance Board, MO, Kauffman Center, SPA-Bank of America	0.330%	6/1/37	14,805,000	14,805,000	(a)(b)
Missouri State HEFA Revenue	0.300%	1/10/11	4,000,000	4,000,000
Missouri State HEFA Revenue, St. Louis University, LOC-Wells Fargo Bank N.A.	0.260%	10/1/35	5,260,000	5,260,000	(a)(b)
Missouri State HEFA, Educational Facilities Revenue:
Ranken Technical College, LOC-Northern Trust Co.	0.330%	11/15/31	5,350,000	5,350,000	(a)(b)
Rockhurst University, LOC-Bank of America NA	0.350%	11/1/32	6,020,000	6,020,000	(a)(b)
St. Louis Priory School Project, LOC-U.S. Bank N.A.	0.400%	2/1/33	3,400,000	3,400,000	(a)(b)
St. Louis University, LOC-Bank of America N.A.	0.260%	10/1/35	21,215,000	21,215,000	(a)(b)
St. Louis University, LOC-Bank of America N.A.	0.280%	10/1/35	6,100,000	6,100,000	(a)(b)
Missouri State HEFA, Health Facilities Revenue, SSM Health Care Corp., LOC-JPMorgan Chase	0.320%	6/1/45	3,100,000	3,100,000	(a)(b)
St. Charles County, MO, Public Water Supply, District No. 2, COP, LOC-Bank of America N.A.	0.440%	12/1/33	2,200,000	2,200,000	(a)(b)
University of Missouri, University Revenues, System Facilities	0.280%	11/1/31	3,895,000	3,895,000	(a)(b)

Total Missouri				87,595,000

Montana — 0.0%

Montana State Board of Investment, Municipal Finance Consolidated Intercap	0.500%	3/1/11	2,500,000	2,500,000	(f)

Nevada — 2.6%

Carson City, NV, Hospital Revenue:
Carson Tahoe Regional Medical Center, LOC-U.S. Bank	0.290%	9/1/35	8,800,000	8,800,000	(a)(b)
Tahoe Hospital Project, LOC-U.S. Bank	0.290%	9/1/33	27,930,000	27,930,000	(a)(b)
Clark County, NV, Airport Revenue:
AGM, SPA-Dexia Credit Local	0.400%	7/1/22	15,200,000	15,200,000	(a)(b)(c)
Junior Subordinated Lien Notes	2.500%	6/1/11	15,500,000	15,617,410
Clark County, NV, Highway Revenue, TECP, LOC-BNP Paribas	0.300%	1/20/11	8,600,000	8,600,000
Las Vegas Valley, NV, Water District, GO, Water Improvement, SPA-Dexia Credit Local	0.370%	6/1/36	2,365,000	2,365,000	(a)(b)
Las Vegas Valley, NV, Water District, GO, TECP:
LOC-BNP Paribas	0.300%	1/20/11	20,000,000	20,000,000
LOC-JPMorgan Chase	0.330%	2/10/11	39,705,000	39,705,000
Nevada Housing Division:
Multi-Family Unit Housing, Mesquite Apartments B, LOC-U.S. Bank N.A.	0.390%	5/1/28	5,550,000	5,550,000	(a)(b)(c)
Single-Family Mortgage Revenue, GNMA, FNMA, FHLMC, SPA-JPMorgan Chase	0.390%	4/1/42	3,200,000	3,200,000	(a)(b)(c)
Reno, NV, Sales Tax Revenue, Reno Project, LOC-Bank of New York	0.280%	6/1/42	1,785,000	1,785,000	(a)(b)

Total Nevada				148,752,410

New Hampshire — 1.5%

New Hampshire Health & Education Authority, Hospital Revenue, Wentworth Douglass Hospital, Radian, LOC-JPMorgan Chase	0.350%	1/1/31	17,120,000	17,120,000	(a)(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	December 31, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

New Hampshire — continued
New Hampshire HEFA Revenue:
Dartmouth Hitchcock Obligation, AGM, SPA-Dexia Credit Local & JPMorgan Chase	0.390%	8/1/31	$ 33,215,000	$ 33,215,000	(a)(b)
Healthcare Inc., Exeter Hospital Group, LOC-Bank of America	0.340%	10/1/33	15,275,000	15,275,000	(a)(b)
Phillips Exeter Academy, SPA-JPMorgan Chase	0.340%	9/1/42	5,000,000	5,000,000	(a)(b)
Southern New Hampshire University, LOC-TD Banknorth N.A.	0.290%	1/1/39	8,800,000	8,800,000	(a)(b)
New Hampshire State Business Finance Authority, Luminescent Systems Inc., LOC-HSBC Holding PLC	0.450%	6/1/18	1,400,000	1,400,000	(a)(b)(c)(e)
New Hampshire State Business Finance Authority Revenue, The Mark H. Wentworth Home, LOC-TD Banknorth N.A.	0.290%	12/1/36	1,900,000	1,900,000	(a)(b)

Total New Hampshire				82,710,000

New Jersey — 5.1%

Burlington County, NJ, GO, BAN	1.250%	5/27/11	20,179,000	20,235,200
Cliffside Park, NJ, GO, BAN	1.000%	3/25/11	3,189,000	3,192,378
Delaware River Port Authority of Pennsylvania & New Jersey Revenue, LOC-TD Banknorth N.A.	0.290%	1/1/26	46,845,000	46,845,000	(a)(b)
East Brunswick Township, NJ, GO, BAN	1.400%	1/7/11	14,700,000	14,701,480
Glassboro, NJ, GO, BAN	1.500%	1/26/11	2,794,275	2,795,409
Hudson County, NJ, Improvement Authority, County-GTD Pooled Notes	1.250%	1/19/11	3,100,000	3,100,768
Middlesex County, NJ, GO, BAN	1.250%	6/8/11	2,130,000	2,136,609
Monroe Township, NJ, Middlesex County, GO, BAN	1.000%	2/9/11	16,930,000	16,939,895
Montgomery Township, NJ, GO, BAN	1.500%	1/14/11	8,115,000	8,117,515
New Jersey EDA Revenue:
School Facilities Construction, LOC-Bank of Nova Scotia	0.280%	3/1/26	18,400,000	18,400,000	(a)(b)
School Facilities Construction, LOC-Dexia Credit Local	0.390%	3/1/24	100,000	100,000	(a)(b)
The Cooper Health Systems Project, LOC-TD Bank N.A.	0.290%	11/1/38	15,885,000	15,885,000	(a)(b)
New Jersey EDA, School Revenue:
Facilities Construction, LOC-Bank of Nova Scotia, Lloyds TSB Bank PLC	0.230%	9/1/31	23,400,000	23,400,000	(a)(b)
Facilities Construction, LOC-Bank of Nova Scotia, Lloyds TSB Bank PLC	0.270%	9/1/31	45,665,000	45,665,000	(a)(b)
New Jersey Health Care Facilities Financing Authority Revenue:
Princeton Healthcare System, LOC-TD Bank N.A.	0.290%	7/1/41	10,365,000	10,365,000	(a)(b)
South Jersey Hospital Inc., LOC-TD Bank N.A.	0.310%	7/1/34	9,100,000	9,100,000	(a)(b)
Underwood Memorial Hospital Inc., LOC-TD Bank N.A.	0.280%	7/1/33	6,110,000	6,110,000	(a)(b)
Virtua Health Inc., LOC-TD Bank N.A.	0.290%	7/1/43	12,400,000	12,400,000	(a)(b)
Virtua Health Inc., LOC-TD Bank N.A.	0.310%	7/1/43	2,000,000	2,000,000	(a)(b)
New Jersey State EFA Revenue, Caldwell College, LOC-Wells Fargo Bank N.A.	0.280%	7/1/32	10,330,000	10,330,000	(a)(b)
New Jersey State Turnpike Authority Revenue:
AGM, SPA-Dexia Credit Local	0.390%	1/1/24	5,300,000	5,300,000	(a)(b)
AGM, SPA-Dexia Credit Local	0.390%	1/1/24	2,800,000	2,800,000	(a)(b)
Pemberton Township, NJ, GO, BAN	1.250%	1/5/11	1,530,000	1,530,012
Rutgers State University, NJ, SPA-Landesbank Hessen-Thuringen	0.270%	5/1/18	7,930,000	7,930,000	(a)(b)
South Orange Village Township, NJ, GO, BAN	1.250%	2/1/11	3,090,000	3,091,881

Total New Jersey				292,471,147

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	December 31, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

New Mexico — 0.4%

New Mexico Educational Assistance Foundation, Education Loan, LOC-Royal Bank of Canada	0.350%	9/1/33	$ 20,000,000	$ 20,000,000	(a)(b)(c)

New York — 7.9%

Albany, NY, GO, BAN	2.000%	7/8/11	16,059,670	16,158,694
Long Island, NY, Power Authority, Subordinated, LOC-State Street Bank & Trust Co.	0.260%	5/1/33	400,000	400,000	(a)(b)
MTA of New York Revenue:
LOC-BNP Paribas	0.300%	11/1/35	30,200,000	30,200,000	(a)(b)
LOC-BNP Paribas	0.330%	11/1/35	3,800,000	3,800,000	(a)(b)
MTA, NY, Revenue, Transportation, LOC-Landesbank Hessen-Thuringen	0.350%	11/1/35	46,600,000	46,600,000	(a)(b)
Nassau County, NY, IDA, Civic Facility Revenue, Cold Spring Harbour Laboratory, SPA-JPMorgan Chase	0.270%	1/1/42	1,665,000	1,665,000	(a)(b)
Nassau County, NY, Interim Finance Authority, LIQ-Bank of America N.A.	0.360%	11/15/17	10,200,000	10,200,000	(a)(b)
New York City, NY, GO:
LOC-Landesbank Hessen-Thuringen	0.330%	8/1/24	7,830,000	7,830,000	(a)(b)
LOC-U.S. Bank N.A.	0.290%	4/1/38	6,600,000	6,600,000	(a)(b)
NATL, SPA-Bank of Nova Scotia	0.290%	8/15/11	620,000	620,000	(a)(b)
SPA-JPMorgan Chase	0.320%	8/15/22	5,000,000	5,000,000	(a)(b)
New York City, NY, HDC, Multi-Family Mortgage Revenue:
201 Pearl Street Development, LIQ-FNMA	0.300%	10/15/41	3,200,000	3,200,000	(a)(b)
Sons of Italy Apartments, LOC-Wells Fargo Bank N.A.	0.330%	2/1/49	100,000	100,000	(a)(b)
New York City, NY, MFA, Water & Sewer System Revenue, Second General Resolution Fiscal 2008, SPA-Fortis Bank SA	0.270%	6/15/34	12,700,000	12,700,000	(a)(b)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Bank of Nova Scotia	0.250%	6/15/38	20,820,000	20,820,000	(a)(b)
Second General Resolution, SPA-Fortis Bank S.A.	0.230%	6/15/36	27,450,000	27,450,000	(a)(b)
SPA-Landesbank Hessen-Thuringen	0.290%	6/15/39	10,900,000	10,900,000	(a)(b)
SPA-Landesbank Hessen-Thuringen	0.350%	6/15/39	20,600,000	20,600,000	(a)(b)
SPA-Lloyds TSB Bank PLC	0.260%	6/15/24	12,800,000	12,800,000	(a)(b)
New York City, NY, TFA:
Future Tax Secured, SPA-Citibank N.A.	0.320%	8/1/31	15,400,000	15,400,000	(a)(b)
Future Tax Secured, Subordinated, SPA-Landesbank Hessen-Thuringen	0.260%	8/1/31	15,900,000	15,900,000	(a)(b)
New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.290%	11/1/22	14,725,000	14,725,000	(a)(b)
New York City Recovery Project Revenue, Subordinated, LIQ-JPMorgan Chase	0.320%	11/1/22	5,710,000	5,710,000	(a)(b)
New York City Recovery Project Revenue, Subordinated, LIQ-Landesbank Hessen-Thuringen	0.260%	11/1/22	36,000,000	36,000,000	(a)(b)
SPA-Wells Fargo N.A.	0.230%	11/1/22	6,300,000	6,300,000	(a)(b)
New York City, NY, TFA, New York City Recovery Project Revenue, Subordinated, LIQ-Landesbank Hessen-Thuringen	0.330%	11/1/22	8,570,000	8,570,000	(a)(b)
New York City, NY, Trust for Cultural Resources Revenue:
American Museum of Natural History, SPA-Bank of America N.A.	0.320%	4/1/27	900,000	900,000	(a)(b)
American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.280%	4/1/29	5,600,000	5,600,000	(a)(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	December 31, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

New York — continued
American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.280%	4/1/44	$ 3,600,000	$ 3,600,000	(a)(b)
Lincoln Center for the Performing Arts Inc., LOC-Bank of America N.A.	0.280%	12/1/35	1,400,000	1,400,000	(a)(b)
Lincoln Center for the Performing Arts Inc., LOC-U.S. Bank N.A.	0.300%	11/1/38	2,400,000	2,400,000	(a)(b)
New York Botanical Garden, LOC-JPMorgan Chase	0.330%	7/1/32	40,400,000	40,400,000	(a)(b)
New York Botanical Garden, LOC-JPMorgan Chase	0.330%	7/1/32	1,800,000	1,800,000	(a)(b)
New York State Dormitory Authority Revenue:
Mental Health Services, SPA-JPMorgan Chase	0.350%	2/15/31	14,900,000	14,900,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.330%	7/1/32	3,200,000	3,200,000	(a)(b)
Non-State Supported Debt, St. Johns University, LOC-JPMorgan Chase	0.330%	7/1/30	5,800,000	5,800,000	(a)(b)
Non-State Supported Debt, University of Rochester, LOC-Bank of America N.A.	0.300%	7/1/27	3,600,000	3,600,000	(a)(b)
Non-State Supported Debt, Wagner College, LOC-TD Bank N.A.	0.280%	7/1/38	2,400,000	2,400,000	(a)(b)
State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.290%	7/1/31	5,300,000	5,300,000	(a)(b)
New York State Housing Finance Agency Revenue:
350 West 43rd Street Housing, LOC-Landesbank Hessen-Thuringen	0.400%	11/1/34	2,600,000	2,600,000	(a)(b)(c)
Victory Housing, LIQ-FHLMC	0.300%	11/1/33	6,800,000	6,800,000	(a)(b)(c)
New York State Mortgage Agency Revenue, Homeowner Mortgage, SPA-Dexia Credit Local	0.310%	10/1/37	5,000,000	5,000,000	(a)(b)(c)
New York State Urban Development Corp. Revenue, SPA-Dexia Credit Local	0.330%	3/15/33	3,100,000	3,100,000	(a)(b)
Oneida County, NY, Industrial Development Agency, Civic Facility Revenue, Mohawk Valley, St. Lukes, LOC-Bank of America N.A.	0.330%	6/1/31	300,000	300,000	(a)(b)
Suffolk County, NY, Industrial Development Agency, Civic Facilities Revenue, Touro College Project, LOC-JPMorgan Chase	0.320%	6/1/37	2,600,000	2,600,000	(a)(b)

Total New York				451,948,694

North Carolina — 2.6%

Charlotte, NC, COP:
Governmental Facilities, SPA-Bank of America N.A.	0.400%	6/1/33	3,080,000	3,080,000	(a)(b)
Refunding Convention Facility Project B, SPA-Wells Fargo Bank N.A.	0.400%	12/1/21	6,880,000	6,880,000	(a)(b)
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, AGM, SPA-Dexia Credit Local	0.380%	1/15/44	12,800,000	12,800,000	(a)(b)
Mecklenburg County, NC, COP, SPA-Branch Banking and Trust	0.350%	2/1/26	2,865,000	2,865,000	(a)(b)
Mecklenburg County, NC, GO, SPA-Wells Fargo Bank N.A.	0.330%	2/1/26	12,535,000	12,535,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue:
High Point University Project, LOC-Branch Banking & Trust	0.350%	5/1/30	4,500,000	4,500,000	(a)(b)
Summit School Inc. Project, LOC-Branch Banking & Trust	0.350%	6/1/33	2,795,000	2,795,000	(a)(b)
North Carolina Educational Facilities Finance Agency Revenue, Queens College, LOC-Bank of America N.A.	0.330%	3/1/19	7,165,000	7,165,000	(a)(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	December 31, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

North Carolina — continued
North Carolina Medical Care Community, Health Care Facilities Revenue, First Mortgage Deerfield, LOC-Branch Banking & Trust	0.350%	11/1/38	$ 5,000,000	$ 5,000,000	(a)(b)
North Carolina State, GO, Public Improvement, SPA-Landesbank Hessen-Thuringen	0.300%	5/1/21	4,100,000	4,100,000	(a)(b)
North Carolina State Education Assistance Authority Revenue:
LOC-Branch Banking & Trust	0.400%	9/1/35	15,560,000	15,560,000	(a)(b)(c)
LOC-Royal Bank of Canada	0.360%	9/1/35	22,940,000	22,940,000	(a)(b)(c)
Piedmont, NC, Triad Airport Authority Revenue, Refunding, LOC-Branch Banking & Trust	0.420%	7/1/29	5,000,000	5,000,000	(a)(b)(c)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.300%	2/1/34	23,000,000	23,000,000	(a)(b)
Wake County, NC, GO, SPA-Landesbank Hessen-Thuringen	0.390%	4/1/21	19,100,000	19,100,000	(a)(b)

Total North Carolina				147,320,000

North Dakota — 0.2%

North Dakota State Housing Finance Agency, Home Mortgage Finance, SPA-FHLB	0.320%	1/1/30	9,670,000	9,670,000	(a)(b)(c)

Ohio — 2.6%

County of Montgomery, OH, Revenue, Catholic Health Initiatives, SPA-Bank of New York	0.320%	3/1/27	1,200,000	1,200,000	(a)(b)
Franklin County, OH, Hospital Revenue, Ohio Health Corp., SPA-JPMorgan Chase	0.310%	11/15/33	10,400,000	10,400,000	(a)(b)
Lake County, OH, Hospital Facilities Revenue, Lake Hospital System Inc., LOC-JPMorgan Chase	0.320%	8/15/41	24,500,000	24,500,000	(a)(b)
Montgomery County, OH, Hospital Revenue, Kettering Health, AGM, SPA-Dexia Credit Local	0.450%	8/1/47	525,000	525,000	(a)(b)
Montgomery County, OH, Revenue Bonds, TECP:
Ketterling Medical Center, LOC-Dexia Credit Local	0.400%	1/13/11	10,000,000	10,000,000
Ketterling Medical Center, LOC-Dexia Credit Local	0.370%	2/4/11	25,300,000	25,300,000
Ohio Housing Finance Agency, Mortgage Revenue, Residential Mortgage, GNMA, FNMA, SPA-KBC Bank N.V.	0.340%	9/1/38	1,725,000	1,725,000	(a)(b)(c)
Ohio State Air Quality Development Authority Revenue, Ohio Valley Electric Corp., LOC-Bank of Nova Scotia	0.310%	2/1/26	3,000,000	3,000,000	(a)(b)
Ohio State Higher Educational Facilities, Marietta College Project, LOC-JPMorgan Chase	0.350%	12/1/24	5,865,000	5,865,000	(a)(b)
Ohio State University, General Receipts	0.300%	12/1/28	24,220,000	24,220,000	(a)(b)
Ohio State Water Nuclear Development Authority, PCR, Firstenergy Nuclear Project, LOC-Wells Fargo Bank N.A.	0.280%	12/1/33	8,150,000	8,150,000	(a)(b)
Ohio State, GO:
Common Schools	0.300%	3/15/24	4,300,000	4,300,000	(a)(b)
Refunding	0.300%	8/1/17	21,605,000	21,605,000	(a)(b)
University of Akron, OH, General Receipts, AGM, SPA-Dexia Credit Local	0.410%	1/1/29	390,000	390,000	(a)(b)
University of Toledo, OH, General Receipts Revenue, BAN	1.500%	6/1/11	4,600,000	4,614,523
Washington County, OH, Hospital Revenue, Marietta Area Health Care Inc., AGM, SPA-Bank One N.A.	0.440%	12/1/33	222,000	222,000	(a)(b)

Total Ohio				146,016,523

Oklahoma — 1.2%

Oklahoma Development Finance Authority Revenue, Integris Baptist Medical Center Inc., SPA-JPMorgan Chase	0.300%	8/15/33	9,200,000	9,200,000	(a)(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	December 31, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Oklahoma — continued
Oklahoma Development Finance Authority, Health System Revenue, TECP, Integris Baptist Medical Center Inc.	0.300%	1/12/11	$ 24,925,000	$ 24,925,000
Oklahoma State Turnpike Authority Revenue:
SPA-Bank of America N.A.	0.320%	1/1/28	10,000,000	10,000,000	(a)(b)
SPA-JPMorgan Chase	0.280%	1/1/28	11,360,000	11,360,000	(a)(b)
SPA-JPMorgan Chase	0.280%	1/1/28	4,310,000	4,310,000	(a)(b)
SPA-Lloyds TSB Bank PLC	0.310%	1/1/28	10,000,000	10,000,000	(a)(b)

Total Oklahoma				69,795,000

Oregon — 1.4%

Clackamas County, OR, Hospital Facility Authority, TECP:
Providence Health System	0.400%	1/4/11	23,800,000	23,800,000
Providence Health System	0.320%	1/6/11	5,700,000	5,700,000
Medford, OR, Hospital Facilities Authority Revenue:
Rogue Valley Manor Project, LOC-Bank of America N.A.	0.290%	8/15/37	7,600,000	7,600,000	(a)(b)
Rogue Valley Manor Project, LOC-Wells Fargo Bank N.A.	0.250%	8/15/32	700,000	700,000	(a)(b)
Oregon State Facilities Authority Revenue, Episcopal School Projects, LOC-U.S. Bank	0.330%	10/1/34	2,050,000	2,050,000	(a)(b)
Oregon State Housing & Community Services Department, Mortgage Revenue, Single-Family Mortgage Program, SPA-State Street Bank & Trust Co.	0.310%	7/1/35	15,000,000	15,000,000	(a)(b)(c)
Oregon State Housing & Community Services Department, Multi-Family Revenue, FHA, SPA-Bank of America N.A.	0.300%	7/1/46	14,385,000	14,385,000	(a)(b)(c)
Oregon State, Housing & Community Services, Revenue, Single-Family Housing, SPA-State Street Bank & Trust Co.	0.350%	7/1/34	4,700,000	4,700,000	(a)(b)(c)
Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc. Project, LOC-Bank of America N.A.	0.370%	5/1/34	5,500,000	5,500,000	(a)(b)

Total Oregon				79,435,000

Pennsylvania — 8.2%

Allegheny County, PA, Higher Education Building Authority, University Revenue:
Carnegie Mellon University, SPA-Bank of New York	0.280%	12/1/37	13,500,000	13,500,000	(a)(b)
Carnegie Mellon University, SPA-Landesbank Hessen-Thuringen	0.280%	12/1/33	1,600,000	1,600,000	(a)(b)
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC-PNC Bank N.A.	0.330%	5/1/31	9,300,000	9,300,000	(a)(b)
Allegheny County, PA, IDA, Health & Housing Facilities Revenue:
LOC-PNC Bank N.A.	0.280%	7/1/27	11,100,000	11,100,000	(a)(b)
LOC-PNC Bank N.A.	0.280%	7/1/27	5,420,000	5,420,000	(a)(b)
Allegheny County, PA, IDA, Little Sisters of the Poor Project, LOC-PNC Bank N.A.	0.330%	1/1/28	3,125,000	3,125,000	(a)(b)
Beaver County, PA, IDA, PCR Revenue, FirstEnergy, LOC-Barclays Bank PLC	0.320%	12/1/41	24,500,000	24,500,000	(a)(b)
Bucks County, PA, IDA, Hospital Revenue, Grand View Hospital, LOC-TD Bank N.A.	0.290%	7/1/34	15,190,000	15,190,000	(a)(b)
Butler County, PA, General Authority, South Butler County School, AGM, SPA-Dexia Credit Local	0.380%	10/1/17	8,380,000	8,380,000	(a)(b)
Butler County, PA, General Authority Revenue, GO, Canon-Mcmillan School District Project, AGM, SPA-PNC Bank N.A.	0.370%	12/1/33	6,000,000	6,000,000	(a)(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	December 31, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Pennsylvania — continued
Crawford County, PA, IDA College Revenue, Allegheny College, LOC-PNC Bank N.A.	0.330%	11/1/39	$ 2,000,000	$ 2,000,000	(a)(b)
Fayette County, PA, Hospital Authority:
Fayette Regional Health System, LOC-PNC Bank N.A.	0.320%	6/1/37	19,195,000	19,195,000	(a)(b)
Fayette Regional Health System, LOC-PNC Bank N.A.	0.320%	6/1/37	4,615,000	4,615,000	(a)(b)
Geisinger Authority, PA, Health System, Geisinger Health System Foundation, SPA-Northern Trust Co.	0.250%	6/1/39	18,000,000	18,000,000	(a)(b)
Geisinger Authority, PA, Health System Revenue, Geisinger Health System, SPA-PNC Bank N.A.	0.280%	8/1/22	5,000,000	5,000,000	(a)(b)
Lancaster County, PA, Hospital Authority Revenue, Lancaster General Hospital, LOC-Bank of America N.A.	0.320%	7/1/41	2,350,000	2,350,000	(a)(b)
Lancaster, PA, IDA Revenue:
Hospice Lancaster County Project, LOC-PNC Bank N.A.	0.330%	7/1/37	11,905,000	11,905,000	(a)(b)
Willow Valley Retirement Communities, LOC-PNC Bank N.A.	0.320%	12/1/39	9,595,000	9,595,000	(a)(b)
Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.	0.330%	11/1/26	8,000,000	8,000,000	(a)(b)
Manheim Township, PA, School District, GO, AGM, St. Aid Withholding, SPA-Royal Bank of Canada	0.350%	5/1/23	7,405,000	7,405,000	(a)(b)
Middletown, PA, Area School District, AGM, St. Aid Withholding, SPA-RBC Centura Bank	0.400%	6/1/22	3,695,000	3,695,000	(a)(b)
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre, Radian, LOC-PNC Bank N.A.	0.330%	1/1/32	12,835,000	12,835,000	(a)(b)
Montgomery County, PA, IDA Revenue:
Lasalle College High School, LOC-PNC Bank N.A.	0.330%	11/1/38	1,875,000	1,875,000	(a)(b)
Lasalle College, LOC-PNC Bank N.A.	0.330%	11/1/37	17,500,000	17,500,000	(a)(b)
New Castle, PA, Area Hospital Authority, Jameson Memorial Hospital, LOC-PNC Bank	0.330%	6/1/33	19,970,000	19,970,000	(a)(b)
Pennsylvania Economic Development Financing Authority Revenue, York Water Co. Project, LOC-PNC Bank N.A.	0.380%	10/1/29	5,000,000	5,000,000	(a)(b)(c)
Pennsylvania Housing Finance Agency:
Building Development, SPA-PNC Bank N.A.	0.330%	1/1/34	7,200,000	7,200,000	(a)(b)
Single-Family Mortgage Revenue, SPA-Dexia Credit Local	0.330%	4/1/38	36,750,000	36,750,000	(a)(b)(c)
SPA-Dexia Credit Local	0.450%	10/1/36	8,800,000	8,800,000	(a)(b)(c)
Pennsylvania State Higher EFA, College & University Revenue, Holy Family University, LOC-Commerce Bank N.A.	0.310%	12/1/33	10,205,000	10,205,000	(a)(b)
Philadelphia, PA, Authority for IDR:
Newcourtland Elder Services Project, LOC-PNC Bank N.A.	0.280%	3/1/27	14,100,000	14,100,000	(a)(b)
Springside School, LOC-PNC Bank	0.330%	6/1/37	5,900,000	5,900,000	(a)(b)
Philadelphia, PA, Gas Works Revenue, LOC-Wells Fargo Bank N.A.	0.310%	8/1/31	29,100,000	29,100,000	(a)(b)
Philadelphia, PA, Hospitals & Higher EFA:
Hospital Revenue, Thomas Jefferson University Hospital Inc., LOC-Commerce Bank N.A.	0.310%	1/1/17	1,445,000	1,445,000	(a)(b)
Revenue, Children’s Hospital Project, SPA-JPMorgan Chase	0.280%	2/15/14	3,000,000	3,000,000	(a)(b)
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, AGM, SPA-PNC Bank	0.350%	11/1/38	72,205,000	72,205,000	(a)(b)
Pittsburgh, PA, Water & Sewer Authority System Revenue, LOC-PNC Bank N.A.	0.300%	9/1/39	8,900,000	8,900,000	(a)(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	December 31, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Pennsylvania — continued
Somerset County, PA, GO:
LOC-PNC Bank N.A.	0.330%	10/1/16	$ 1,200,000	$ 1,200,000	(a)(b)
LOC-PNC Bank N.A.	0.330%	10/1/27	3,475,000	3,475,000	(a)(b)
State Public School Building Authority, Albert Gallatin Area Schools, AGM, SPA-PNC Bank	0.370%	9/1/24	18,915,000	18,915,000	(a)(b)

Total Pennsylvania				468,250,000

Puerto Rico — 1.1%

Commonwealth of Puerto Rico, GO:
Public Improvement, AGM, LOC-Wells Fargo Bank N.A.	0.220%	7/1/32	11,400,000	11,400,000	(a)(b)
Public Improvement, AGM, SPA-Dexia Credit Local	0.330%	7/1/18	200,000	200,000	(a)(b)
Public Improvement, AGM, SPA-Dexia Credit Local	0.330%	7/1/21	600,000	600,000	(a)(b)
Public Improvement, AGM, SPA-Dexia Credit Local	0.280%	7/1/27	20,200,000	20,200,000	(a)(b)
Public Improvement, AGM, SPA-Dexia Credit Local	0.280%	7/1/28	1,550,000	1,550,000	(a)(b)
Public Improvement, AGM, SPA-JPMorgan Chase	0.280%	7/1/29	2,635,000	2,635,000	(a)(b)
Public Improvements, AGM, SPA-Dexia Bank	0.330%	7/1/24	27,190,000	27,190,000	(a)(b)

Total Puerto Rico				63,775,000

Rhode Island — 0.6%

Coventry, RI, GO, BAN	1.250%	4/12/11	2,615,000	2,618,940
Narragansett, RI, Bay Commission, Wastewater System Revenue, LOC-RBS Citizens N.A.	0.340%	9/1/34	24,005,000	24,005,000	(a)(b)
Rhode Island Health & Educational Building Corp., Higher Education Facility Revenue, Rhode Island School of Design, LOC-Bank of America N.A.	0.300%	8/15/36	7,600,000	7,600,000	(a)(b)

Total Rhode Island				34,223,940

South Carolina — 0.9%

Florence County, SC, Hospital Revenue, McLeod Regional Medical Center of The Pee Dee Inc., LOC-Wells Fargo Bank N.A.	0.330%	11/1/40	9,300,000	9,300,000	(a)(b)
Mount Pleasant, SC, Water and Sewer Revenue, SPA-Bank of America	0.440%	12/1/25	4,100,000	4,100,000	(a)(b)
Piedmont, SC, Municipal Power Agency, Electric Revenue, SPA-Dexia Credit Local	0.380%	1/1/34	29,150,000	29,150,000	(a)(b)
South Carolina Jobs EDA Revenue:
Dorris Properties LLC Project, LOC-Wells Fargo Bank N.A.	0.500%	7/1/32	2,400,000	2,400,000	(a)(b)(c)
Southeastern Fly Ash Co. Inc. Project, LOC-Wells Fargo Bank N.A.	0.400%	1/1/14	4,000,000	4,000,000	(a)(b)(c)

Total South Carolina				48,950,000

South Dakota — 0.8%

South Dakota Housing Development Authority:
Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen	0.410%	5/1/32	3,665,000	3,665,000	(a)(b)
Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen	0.330%	5/1/34	22,000,000	22,000,000	(a)(b)(c)
Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen	0.330%	5/1/34	20,180,000	20,180,000	(a)(b)(c)

Total South Dakota				45,845,000

Tennessee — 1.8%

Blount County, TN, Public Building Authority:
Local Government Public Improvement, LOC-Branch Banking & Trust	0.350%	6/1/37	4,600,000	4,600,000	(a)(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	December 31, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Tennessee — continued
Local Government Public Improvement, LOC-Branch Banking & Trust	0.350%	6/1/37	$ 3,050,000	$ 3,050,000	(a)(b)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.350%	6/1/39	5,435,000	5,435,000	(a)(b)
Local Government Public Improvement, LOC-KBC Bank N.V.	0.430%	6/1/27	13,080,000	13,080,000	(a)(b)
Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Tennessee Municipal Bond Fund, LOC-Bank of America N.A.	0.360%	11/1/35	43,390,000	43,390,000	(a)(b)
Knox County, TN, Health, Educational & Housing Facilities Board Revenue, Baptist Hospital Systems Inc. Project, LOC-LaSalle Bank N.A.	0.420%	4/1/27	5,800,000	5,800,000	(a)(b)
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Board Revenue:
Lipscomb University Project, LOC-FHLB, SunTrust Bank	0.320%	11/1/28	14,700,000	14,700,000	(a)(b)
Montessori Academy Inc., LOC-Fifth Third Bank	0.710%	3/1/23	2,125,000	2,125,000	(a)(b)
Metropolitan Government Nashville & Davidson County, TN, HEFA Board Revenue, Meharry Medical College, LOC-Fifth Third Bank	0.710%	12/1/24	2,430,000	2,430,000	(a)(b)
Sevier County, TN, Public Building Authority, Local Government Public Improvement, LOC-KBC Bank N.V.	0.360%	6/1/36	7,000,000	7,000,000	(a)(b)

Total Tennessee				101,610,000

Texas — 7.2%

Austin, TX, Hotel Occupancy Tax Revenue, LOC-Dexia Credit Local	0.360%	11/15/29	14,475,000	14,475,000	(a)(b)
Bexar, TX, Metropolitan Water District, TECP	0.350%	2/1/11	10,000,000	10,000,000
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Methodist Hospital	0.270%	12/1/24	49,500,000	49,500,000	(a)(b)
Methodist Hospital	0.270%	12/1/27	23,700,000	23,700,000	(a)(b)
Methodist Hospital	0.270%	12/1/31	5,500,000	5,500,000	(a)(b)
Harris County, TX, Cultural Education Facilities Finance Corp., Special Facilities Revenue, Texas Medical Center, LOC-JPMorgan Chase	0.280%	9/1/31	8,845,000	8,845,000	(a)(b)
Harris County, TX, Cultural Educational Facilities Finance Corp., TECP, Methodist Hospital System	0.450%	1/11/11	11,400,000	11,400,000
Harris County, TX, Health Facilities Development Corp. Revenue:
Methodist Hospital System	0.270%	12/1/41	40,000,000	40,000,000	(a)(b)
Methodist Hospital System	0.270%	12/1/41	5,000,000	5,000,000	(a)(b)
Harris County, TX, Health Facilities Development Corp., Hospital Revenue:
Baylor College of Medicine, AMBAC, LOC-Wells Fargo Bank N.A.	0.280%	11/15/47	5,900,000	5,900,000	(a)(b)
Memorial Hermann Healthcare Systems, AGM, SPA-Dexia Credit Local	0.350%	6/1/27	24,400,000	24,400,000	(a)(b)
Houston, TX, Higher Education Finance Corp. Revenue, William Marsh Rice University Project	0.240%	5/15/48	14,220,000	14,220,000	(a)(b)
Houston, TX, Higher Education Finance Corp., TECP:
Rice University	0.300%	1/13/11	5,700,000	5,700,000
Rice University	0.360%	1/20/11	4,000,000	4,000,000
Houston, TX, TECP, Hotel Occupancy Tax and Parking Revenue, LOC-Union Bank N.A.	0.300%	1/19/11	1,500,000	1,500,000
Lower Neches Valley, TX, IDC Revenue, Exxon Mobil Project	0.250%	11/1/29	29,200,000	29,200,000	(a)(b)
North Texas Higher Education Authority, Student Loan Revenue, LOC-Lloyds Bank PLC	0.310%	12/1/38	10,000,000	10,000,000	(a)(b)(c)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	December 31, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Texas — continued
Pasadena, TX, ISD, GO, AGM, SPA-Bank of America NA	0.360%	2/1/35	$31,820,000	$ 31,820,000	(a)(b)
San Antonio, TX, Electric and Gas, TECP:
LOC-State Street Bank & Trust Co., Bank of America N.A.	0.310%	2/4/11	2,500,000	2,500,000
LOC-State Street Bank & Trust Co., Bank of America N.A.	0.310%	2/10/11	35,700,000	35,700,000
San Antonio, TX, IDA, IDR, Tindall Corp. Project, LOC-Wells Fargo Bank N.A.	0.400%	1/1/29	3,520,000	3,520,000	(a)(b)(c)
Southeast Texas, HFC, MFH, Oaks of Hitchcock Apartments, LOC-General Electric Capital Corp.	0.420%	5/15/32	5,150,000	5,150,000	(a)(b)(c)
Splendora, TX, Higher Education Facilities Corp. Revenue, Fellowship Christian Project, LOC-Bank of America N.A.	0.540%	1/1/17	2,040,000	2,040,000	(a)(b)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility, Refunding, Northwest Senior Edgemere Project, LOC-Lasalle Bank N.A.	0.310%	11/15/36	9,500,000	9,500,000	(a)(b)
Texas State, GO:
College Student Loan, SPA-Landesbank Hessen-Thuringen	0.370%	2/1/11	5,140,000	5,140,000	(a)(b)(c)
College Student Loan, SPA-Landesbank Hessen-Thuringen	0.370%	2/1/12	1,070,000	1,070,000	(a)(b)(c)
College Student Loan, SPA-Landesbank Hessen-Thuringen	0.370%	1/1/13	1,270,000	1,270,000	(a)(b)(c)
College Student Loan, SPA-Landesbank Hessen-Thuringen	0.370%	8/1/14	1,915,000	1,915,000	(a)(b)(c)
College Student Loan, SPA-Landesbank Hessen-Thuringen	0.370%	7/1/16	1,715,000	1,715,000	(a)(b)(c)
Veterans Housing Assistance, LIQ-Dexia Credit Local	0.430%	12/1/36	105,000	105,000	(a)(b)(c)
Trinity River Authority, TX, Solid Waste Disposal Revenue, Community Waste Disposal Project, LOC-Wells Fargo Bank N.A.	0.400%	5/1/26	8,835,000	8,835,000	(a)(b)(c)
Tyler, TX, Health Facilities Development Corp., Hospital Revenue, Mother Frances Hospital, LOC-Bank of America	0.440%	7/1/20	1,250,000	1,250,000	(a)(b)
University of Texas	0.270%	8/1/16	25,400,000	25,400,000	(a)(b)
University of Texas Revenue, Financing Systems	0.270%	8/1/34	6,300,000	6,300,000	(a)(b)
Weslaco, TX, Health Facilities Development Corp., Knapp Medical Center, LOC-Compass Bank	1.040%	6/1/31	4,545,000	4,545,000	(a)(b)

Total Texas				411,115,000

Utah — 0.8%

Central Utah Water Conservancy District, GO, LIQ-Helaba	0.360%	4/1/32	17,385,000	17,385,000	(a)(b)
Utah Housing Corp., Single-Family Mortgage Revenue:
SPA-FHLB	0.340%	1/1/33	8,435,000	8,435,000	(a)(b)(c)
SPA-FHLB	0.340%	7/1/33	3,500,000	3,500,000	(a)(b)(c)
Utah Water Finance Agency Revenue, LIQ-JPMorgan Chase	0.330%	10/1/37	5,800,000	5,800,000	(a)(b)
Weber County, UT, Hospital Revenue:
IHC Health Services Inc., SPA-Landesbank Hessen-Thuringen	0.290%	2/15/31	800,000	800,000	(a)(b)
IHC Health Services, SPA-Landesbank Hessen-Thuringen	0.290%	2/15/35	10,000,000	10,000,000	(a)(b)

Total Utah				45,920,000

Vermont — 0.7%

Vermont Educational & Health Buildings Financing Agency Revenue, Southwestern Vermont Medical Center, LOC-TD Banknorth N.A.	0.280%	10/1/38	3,165,000	3,165,000	(a)(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	December 31, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Vermont — continued
Vermont Student Assistance Corp., Education Loan Revenue, SPA-Bank of New York	0.300%	12/15/39	$34,420,000	$ 34,420,000	(a)(b)(c)

Total Vermont				37,585,000

Virginia — 4.0%

Albemarle County, VA, EDA, Hospital Revenue:
Martha Jefferson Hospital, LOC-Branch Banking & Trust	0.320%	10/1/48	5,000,000	5,000,000	(a)(b)
Martha Jefferson Hospital, LOC-Wells Fargo Bank N.A.	0.280%	10/1/48	24,325,000	24,325,000	(a)(b)
Martha Jefferson Hospital, LOC-Wells Fargo Bank N.A.	0.280%	10/1/48	21,250,000	21,250,000	(a)(b)
Caroline County, VA, IDA, EDR, Meadow Event Park, LOC-AgFirst Farm Credit Bank	0.390%	12/1/37	6,805,000	6,805,000	(a)(b)
Chesapeake Bay, VA, Bridge & Tunnel District Revenue, General Resolution, LOC-Branch Banking & Trust	0.350%	5/28/21	12,500,000	12,500,000	(a)(b)
Fauquier County, VA, IDA Revenue, Highland School Project, LOC-Branch Banking & Trust	0.350%	12/1/33	4,250,000	4,250,000	(a)(b)
Lynchburg, VA, IDA Revenue:
Centra Health Inc., NATL, LOC-Branch Banking & Trust	0.350%	1/1/35	4,300,000	4,300,000	(a)(b)
Central Health, NATL, LOC-Branch Banking & Trust	0.350%	1/1/35	7,700,000	7,700,000	(a)(b)
Montgomery County, VA, IDA Revenue, Virginia Tech Foundation, LOC-Bank of America	0.400%	6/1/35	1,015,000	1,015,000	(a)(b)
Norfolk, VA, GO, SPA-Lloyds TSB Bank PLC	0.340%	8/1/37	7,640,000	7,640,000	(a)(b)
Virginia College Building Authority, VA, Various Shenandoah University Projects, LOC-Branch Banking & Trust	0.400%	11/1/36	2,645,000	2,645,000	(a)(b)
Virginia College Building Authority, VA, Educational Facilities Revenue, 21st Century College, SPA-Wells Fargo Bank N.A.	0.280%	2/1/26	6,145,000	6,145,000	(a)(b)
Virginia Commonwealth University, Health System Authority Revenue:
AMBAC, LOC-Wells Fargo Bank N.A.	0.280%	7/1/30	51,375,000	51,375,000	(a)(b)
LOC-Wells Fargo Bank N.A.	0.260%	7/1/37	16,700,000	16,700,000	(a)(b)
Virginia Small Business Financing Authority Revenue, Children’s Hospital of the King’s Daughters Inc., LOC-Wells Fargo Bank N.A.	0.390%	1/1/36	10,000,000	10,000,000	(a)(b)
Virginia Small Business Financing Authority, Healthcare Facilities Revenue, Bon Secours Health System Inc., LOC-JPMorgan Chase	0.330%	11/1/42	5,300,000	5,300,000	(a)(b)
Virginia Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, SPA-Wells Fargo Bank N.A.	0.280%	7/1/42	38,900,000	38,900,000	(a)(b)

Total Virginia				225,850,000

Washington — 1.0%

King County, WA, Housing Authority Revenue, Greenbridge Redevelopment, Salmon, LOC-Bank of America N.A.	0.420%	12/1/42	4,250,000	4,250,000	(a)(b)(c)
King County, WA, Overlake Project, LOC-Bank of America N.A.	0.420%	1/1/43	5,680,000	5,680,000	(a)(b)(c)
Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank	0.370%	11/1/23	1,360,000	1,360,000	(a)(b)(c)
Snohomish County, WA, Housing Authority Revenue, Autumn Chase Apartments Project, LOC-Bank of America N.A.	0.400%	7/1/36	4,575,000	4,575,000	(a)(b)
Washington State Economic Development Finance Authority, EDR, Benaroya Research Institute at Virginia Mason, LOC-Bank of America	0.330%	6/1/29	3,500,000	3,500,000	(a)(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	December 31, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Washington — continued
Washington State HFA, MFH, Summer Ridge Apartments Project, LOC-U.S. Bank	0.370%	12/1/29	$ 3,550,000	$ 3,550,000	(a)(b)(c)
Washington State HFC, MFH Revenue:
Merrill Gardens at Tacoma LLC, LOC-FNMA	0.330%	9/15/40	14,640,000	14,640,000	(a)(b)(c)
The Lodge at Eagle Ridge LLC, LOC-Bank of America N.A.	0.360%	8/1/41	9,485,000	9,485,000	(a)(b)(c)
Washington State Higher EFA Revenue, University of Puget Sound Project A, LOC-Bank of America N.A.	0.360%	10/1/30	3,585,000	3,585,000	(a)(b)
Washington State Housing Finance Commission, Non-Profit Housing Revenue, Franke Tobey Jones Project, LOC-Wells Fargo Bank N.A.	0.320%	9/1/33	6,235,000	6,235,000	(a)(b)

Total Washington				56,860,000

West Virginia — 0.7%

Brooke County, WV, County Commission Commercial Development Revenue, Bethany College Project, LOC-PNC Bank N.A.	0.330%	12/1/37	4,050,000	4,050,000	(a)(b)
West Virginia State Hospital Finance Authority Revenue, United Hospital Center Inc., LOC-JPMorgan Chase	0.290%	6/1/41	22,910,000	22,910,000	(a)(b)
West Virginia, EDA, Solid Waste Disposal Facilities Revenue, Appalachian Power Co., LOC-JPMorgan Chase	0.370%	2/1/36	10,000,000	10,000,000	(a)(b)(c)

Total West Virginia				36,960,000

Wisconsin — 0.4%

Wisconsin Housing & EDA, Home Ownership Revenue, FHLB	0.330%	9/1/32	23,890,000	23,890,000	(a)(b)(c)

Wyoming — 0.3%

Lincoln County, WY, PCR, Exxon Capital Ventures Inc. Project	0.240%	7/1/17	9,900,000	9,900,000	(a)(b)(c)
Sweetwater County, WY, PCR, Refunding, Pacificorp Project, LOC-Barclays Bank PLC	0.310%	1/1/14	4,600,000	4,600,000	(a)(b)

Total Wyoming				14,500,000

TOTAL INVESTMENTS — 100.2% (Cost — $5,713,386,679#)				5,713,386,679
Liabilities in Excess of Other Assets — (0.2)%				(8,850,740)

TOTAL NET ASSETS — 100.0%				$5,704,535,939

(a)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(b)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)	Maturity date shown represents the mandatory tender date.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	- Association of Bay Area Governments
AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
BAN	- Bond Anticipation Notes
CDA	- Communities Development Authority
CDC	- Community Development Commission
COP	- Certificates of Participation
CTFS	- Certificates
DFA	- Development Finance Agency
EDA	- Economic Development Authority
EDR	- Economic Development Revenue
EFA	- Educational Facilities Authority

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	December 31, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FHA	- Federal Housing Administration
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
GO	- General Obligation
GTD	- Guaranteed
HDA	- Housing Development Agency
HDC	- Housing Development Corporation
HEFA	- Health & Educational Facilities Authority
HFA	- Housing Finance Authority
HFC	- Housing Finance Commission
IDA	- Industrial Development Authority
IDB	- Industrial Development Board
IDC	- Industrial Development Corporation
IDR	- Industrial Development Revenue
IFA	- Industrial Finance Agency
ISD	- Independent School District
ISO	- Independent System Operator
LIQ	- Liquidity Facility
LOC	- Letter of Credit
MFA	- Municipal Finance Authority
MFH	- Multi-Family Housing
MTA	- Metropolitan Transportation Authority
MUD	- Municipal Utility District
NATL	- National Public Finance Guarantee Corporation - Insured Bonds
PCR	- Pollution Control Revenue
PFA	- Public Facilities Authority
Q-SBLF	- Qualified School Board Loan Fund
Radian	- Radian Asset Assurance - Insured Bonds
RDA	- Redevelopment Agency
SPA	- Standby Bond Purchase Agreement - Insured Bonds
TECP	- Tax Exempt Commercial Paper
TFA	- Transitional Finance Authority
USD	- Unified School District

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	December 31, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

Summary of Investments by Sector †

Health Care	28.0%
Education	16.5
General Obligation	9.9
Industrial Revenue	6.5
Housing: Single Family	6.3
Transportation	6.0
Water & Sewer	5.4
Public Facilities	5.4
Miscellaneous	4.0
Housing: Multi-Family	3.9
Finance	2.9
Utilities	2.5
Tax Allocation	0.8
Solid Waste/Resource Recovery	0.7
Pollution Control	0.7
Power	0.2
State General Obligation	0.2
Government Facilities	0.1

100.0%

†As a percentage of total investments. Please note that Fund holdings are as of December 31, 2010 and are subject to change.

Ratings Table*

S&P/Moody’s/Fitch**
A-1	68.4%
VMIG1	26.6
F-1	2.2
NR	1.7
SP-1	0.6
MIGI	0.5

100.0%

*As a percentage of total investments.
** S&P primary rating; Moody’s secondary, then Fitch. The ratings shown are based on each portfolio security’s rating as determined by S&P, Moody’s or Fitch, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.
See pages 26 through 28 for definitions of ratings.

See Notes to Schedule of Investments.

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	—	An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	—

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	—

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB	—

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	—

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	—

An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	—	An obligation rated “CC” is currently highly vulnerable to nonpayment.
C	—	The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D	—

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of on obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
Aa	—	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A	—	Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
Baa	—	Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
Ba	—	Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B	—	Obligations rated “B” are considered speculative and are subject to high credit risk.

Bond ratings (cont’d)

Long-term security ratings (unaudited) (cont’d)

Caa	—	Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
Ca	—	Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.
C	—	Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—

Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	—

Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	—

Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	—

Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB	—

Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B	—

Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC	—	Default is a real possibility.
CC	—	Default of some kind appears probable.
C	—	Default is imminent or inevitable, or the issuer is in standstill.
NR	—	indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1	—

A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	—

A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	—	A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1	—

A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Bond ratings (cont’d)

Short-term security ratings (unaudited) (cont’d)

A-2	—

A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	—

A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	—

A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1	—

Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2	—

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3	—

This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1	—

Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	—	This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.
MIG 3	—	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	—	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.
P-2	—	Have a strong ability to repay short-term debt obligations.
P-3	—	Have an acceptable ability to repay short-term debt obligations.
NP	—	Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1	—	Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	—	Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.
F3	—	Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.
NR	—	Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Municipal Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

On July 14, 2010, the Board of Trustees of the Fund has approved a plan to liquidate and terminate the Fund. The plan of liquidation provides that the Fund will cease its business, liquidate its assets and distribute its liquidation proceeds to all shareholders of record of the Fund. Final liquidation of the Fund will occur no later than June 30, 2012 and will be coordinated to coincide with the launch of alternate investment products for cash sweep clients and customers of Morgan Stanley Smith Barney, for which the Fund currently serves as a sweep vehicle.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments†	—	$5,713,386,679	—	$5,713,386,679

†See Schedule of Investments for additional detailed categorizations.

(b) Credit and Market Risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

Notes to Schedule of Investments (unaudited) (continued)

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2010, the Fund did not invest in derivative instruments and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: February 25, 2011

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date: February 25, 2011